Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories
Schedule of inventories

	At December 31,
	2017	2016
	€m	€m
Raw materials and consumables	308	289
Mold parts	43	44
Work-in-progress	71	68
Finished goods	706	724
	1,128	1,125